Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000214506 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Institutional Shares
Trading Symbol	FHHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector perspective, the Fund’s overweight positioning in the Banking, Basic Industry and Automotive sectors were top contributors to its relative performance.
  From an issuer perspective, the Fund’s off-benchmark position in Natwest (Banking) as well as overweight allocations to Liberty Global (Media) and Commerzbank (Banking) contributed the most to relative performance.
  From a regional perspective, the Fund’s overweight aallocations to Western Europe, the UK and the Pacific were primary contributors to relative performance.
  From a ratings perspective, the Fund’s overweight positioning in BBB-rated securities contributed the most to relative returns.
Top Detractors from Performance
  From a sector perspective, the Fund’s underweight positioning in Energy, Media and Real Estate detracted the most from relative performance.
  From an issuer perspective, the Fund’s lack of exposure to Pemex (Energy), Echostar Corp (Telecommunications) and Bausch Health (Healthcare) detracted the most from relative performance.
  From a regional perspective, the Fund’s overweight positioning in North America as well as underweight allocations to Latin America and Asia detracted the most from relative performance.
  From a ratings perspective, the Fund’s underweight positioning in B-rated securities and below detracted the most from relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	7.25%	3.98%	4.41%
Bloomberg Global Aggregate Index	3.47%	-1.76%	-0.43%
ICE BofA Global High Yield Constrained USD Hedged Index	8.55%	4.79%	4.68%
Lipper Global High Yield Funds	7.69%	4.71%	4.22%
[1]	Commenced operations on September 26, 2019.

Performance Inception Date	Sep. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 140,884,008
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 181,970
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$140,884,008
Number of Investments	249
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$181,970

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000214509 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Class R6 Shares
Trading Symbol	FHHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector perspective, the Fund’s overweight positioning in the Banking, Basic Industry and Automotive sectors were top contributors to its relative performance.
  From an issuer perspective, the Fund’s off-benchmark position in Natwest (Banking) as well as overweight allocations to Liberty Global (Media) and Commerzbank (Banking) contributed the most to relative performance.
  From a regional perspective, the Fund’s overweight aallocations to Western Europe, the UK and the Pacific were primary contributors to relative performance.
  From a ratings perspective, the Fund’s overweight positioning in BBB-rated securities contributed the most to relative returns.
Top Detractors from Performance
  From a sector perspective, the Fund’s underweight positioning in Energy, Media and Real Estate detracted the most from relative performance.
  From an issuer perspective, the Fund’s lack of exposure to Pemex (Energy), Echostar Corp (Telecommunications) and Bausch Health (Healthcare) detracted the most from relative performance.
  From a regional perspective, the Fund’s overweight positioning in North America as well as underweight allocations to Latin America and Asia detracted the most from relative performance.
  From a ratings perspective, the Fund’s underweight positioning in B-rated securities and below detracted the most from relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Class R6 Shares[1]	7.29%	4.02%	4.45%
Bloomberg Global Aggregate Index	3.47%	-1.76%	-0.43%
ICE BofA Global High Yield Constrained USD Hedged Index	8.55%	4.79%	4.68%
Lipper Global High Yield Funds	7.69%	4.71%	4.22%
[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on September 26, 2019. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 140,884,008
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 181,970
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$140,884,008
Number of Investments	249
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$181,970

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)